Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents per Statement of Cash Flows

		December 31, 2024	December 31, 2023
	Note	€m	€m
Cash and cash equivalents in the Statement of Financial Position		403.3	412.9
Bank overdraft	21	—	(13.2)
Cash and cash equivalents per Consolidated Statement of Cash Flows		403.3	399.7